Taxes (Details) - Schedule of Taxes Payable - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Taxes Payable [Abstract]
VAT tax payable	$ 377,992	$ 320,946
Corporate income tax payable	1,615,700	1,653,827
Land use tax and other taxes payable	16,009	12,162
Total	$ 2,009,701	$ 1,986,935